Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of presentation
The accompanying interim unaudited condensed consolidated financial statements have been prepared by us in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). These condensed consolidated financial statements include our accounts and the accounts of our wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation.
Certain information and footnote disclosures normally included in our annual financial statements have been omitted. In the opinion of management, the unaudited interim financial statements reflect all adjustments, which with the exception of restructuring accruals described in Note 9, consisted of normal and recurring adjustments, necessary for the fair presentation of our financial position at June 30, 2018, results of our operations for the three and six months ended June 30, 2018 and 2017 and cash flows for the six months ended June 30, 2018 and 2017.
The results for the three and six months ended June 30, 2018 are not necessarily indicative of future results. These condensed consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2017, which are contained in our Annual Report on Form 10-K for the year ended December 31, 2017 (“2017 Annual Report on Form 10-K”) that was filed with the Securities and Exchange Commission (“SEC”) on March 15, 2018.

Basis of Presentation
Our consolidated financial statements include the accounts of OvaScience, Inc. and our wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation. The financial statements are presented in United States dollars, our functional currency.

Cash Equivalents and Short-Term Investments
Cash Equivalents and Short-term Investments
Cash equivalents and short-term investments primarily consist of money market funds, corporate debt securities and government debt securities. Corporate debt securities include obligations issued by corporations in countries other than the United States, including some issues that have not been guaranteed by governments and government agencies. We consider all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents, which consist of money market funds, are stated at fair value.
The appropriate classification of short-term investments is determined at the time of purchase and reevaluated at each balance sheet date. We have classified all of our short-term investments at December 31, 2017 and 2016 as available-for-sale. We carry available-for-sale securities at fair value, with the unrealized gains and losses reported in accumulated other comprehensive loss, which is a separate component of stockholders' equity.

Fair Value Measurements
Fair Value Measurements
We define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We determine fair value based on the assumptions market participants use when pricing the asset. We also use the fair value hierarchy that prioritizes the information used to develop these assumptions.

Restricted Cash
Restricted Cash
Restricted cash consists of balances held on deposit with major financial institutions to collateralize letters of credit in the names of our landlords pursuant to certain operating lease agreements. We disclose these amounts separately on our consolidated balance sheet as restricted cash.

Concentrations of Risk
Concentrations of Risk
Cash, cash equivalents and short-term investments are the only financial instruments we have that are subject to concentration of credit risk. Cash and cash equivalents are primarily maintained with two major financial institutions in the United States. Deposits at banks may exceed the insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. Short-term investments consist of investment grade corporate debt securities that mature within one to two years. Our investment policy, which has been approved by our board of directors, limits the amount we may invest in any one issuer of investments, thereby reducing credit risk concentrations.

Segment Information
Segment Information
We make operating decisions based upon the performance of the enterprise as a whole and utilize our consolidated financial statements for decision making. We operate in one segment, which focuses on developing treatments dedicated to the treatment of female infertility.

Use of Estimates
Use of estimates and summary of significant accounting policies
These condensed consolidated financial statements are presented in conformity with US GAAP, which requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Our significant accounting policies are described in Note 2, “Summary of Significant Accounting Policies,” in our 2017 Annual Report on Form 10-K.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. We base those estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition
To date, our revenues have consisted solely of sales of AUGMENT. We apply the revenue recognition guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 605, Revenue Recognition. We recognize revenue from AUGMENT sales when there is persuasive evidence that an arrangement exists, services have been rendered, the price is fixed or determinable, collectability is reasonably assured and we have no further performance obligations.
On October 25, 2017, we executed a collaborative access agreement (the "Agreement") with the IVF Japan Group, under which we provided the IVF Japan Group with an exclusive license only in Japan to offer AUGMENT. The Agreement has an initial term of one year (the "Initial Term"). During the Initial Term, IVF Japan Group will pay us a fixed amount of $1,000 per AUGMENT cycle and will reimburse us for all lab operations and personnel costs, which we anticipate to be approximately $0.2 million for the Initial Term, and are payable in nonrefundable quarterly installments on the first day of each quarter. We do not anticipate material revenues and cash inflows as a result of the Agreement.
We have generated limited revenue from AUGMENT and following our December 2016 decision to slow the commercial expansion and June 2017 decision to no longer offer AUGMENT on a commercial basis outside of North America, we do not anticipate generating significant revenues from AUGMENT.

Cost of Revenues
Costs of Revenues
Cost of revenues includes all costs directly related to providing AUGMENT, which consists primarily of labor, material, facilities, warehousing and other overhead expenses. Cost of revenues also include depreciation expense related to certain equipment used as part of AUGMENT.

Research and Development Costs
Research and Development Costs
We expense research and development costs to operations as incurred. Research and development expenses consist of costs associated with research activities, including the costs of development of treatments and advances in the field of infertility. Research and development expenses consist of:

•	employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

•	external research and development expenses incurred under arrangements with third parties, such as contract research organizations, contract manufacturing organizations and consultants; and

•	facilities and other expenses, which include direct and allocated expenses for rent and maintenance of facilities and laboratory and other supplies.

Selling, general and administrative costs
Selling, general and administrative costs
We expense selling, general and administrative costs as incurred. Selling, general and administrative costs consist of ongoing costs to run our daily operations

Stock-based Compensation
Stock-based Compensation
For stock options and restricted stock units granted to employees and directors with only service-based vesting conditions, we measure stock-based compensation expense at the grant date based on the estimated fair value of the award, and recognize it as expense over the requisite service period on a straight-line basis. We record the expense of stock options and restricted stock units granted to non-employees for services rendered based on the estimated fair value of the stock option or restricted stock unit as applicable as of the respective vesting date. Further, we expense the fair value of non-employee stock options and restricted stock units that contain only service-based vesting conditions over the requisite service period of the underlying stock options. For awards with performance conditions, we estimate the likelihood of satisfaction of the performance criteria, which affects the number of awards expected to vest and the period over which the expense is recognized, and recognize the expense using the accelerated attribution model, to the extent achievement of the performance condition is deemed probable. We use the Black-Scholes valuation model in determining the fair value of stock options.
In the first quarter of 2017, we adopted Accounting Standard Update ("ASU") No. 2016-09 Compensation - Stock Compensation and have changed our accounting policy regarding the accounting for forfeitures and have elected to account for forfeitures as they occur. We adopted ASU 2016-09, using a modified retrospective approach and recorded a cumulative catch-up to increase accumulated deficit by approximately $0.3 million as of January 1, 2017.

Income Taxes
Income Taxes
We are subject to taxes in the United States and various state authorities as well as foreign jurisdictions in which we operate. We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are determined based on differences between financial reporting and income tax basis of assets and liabilities, as well as net operating loss and tax credit carryforwards, and are measured using the enacted tax rates and laws that will be in effect when the differences reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization. The effect of a change in tax rate on deferred taxes is recognized in income or loss in the period that includes the enactment date.
We apply judgment in the determination of the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. We recognize any material interest and penalties related to unrecognized tax benefits in income tax expense.
Due to the uncertainty surrounding the realization of the net deferred tax assets in future periods, we have recorded a full valuation allowance against our otherwise recognizable net deferred tax assets as of December 31, 2017 and 2016.

Property and Equipment
Property and Equipment
Property and equipment is stated at cost. Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the applicable assets or leasehold improvements, respectively. Upon sale or retirement, the cost and related accumulated depreciation are eliminated from the respective account and resulting gain or loss, if any, is included in current operations. Repairs and maintenance charges that do not increase the useful life of the assets are charged to operations as incurred. Property and equipment are depreciated over the following periods:

Laboratory equipment	3 - 5 years
Furniture	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of asset life or lease term

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We evaluate our long-lived assets for potential impairment. Potential impairment is assessed when there is evidence that events or changes in circumstances have occurred that indicate that the carrying amount of a long-lived asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends, and potential fertility treatment development cycles. Impairment in the carrying value of each asset is assessed when the undiscounted expected future cash flows, including its eventual residual value, derived from the asset are less than its carrying value. An impairment loss would be recognized in an amount equal to the excess of the carrying amount over the fair value of the asset(s). Impairments, if any, are recognized in continuing operations.
For the years ended December 31, 2017 and 2016, as the result of our corporate strategy and restructuring initiatives, we recorded a fixed asset impairment charges of $0.4 million and $2.0 million, respectively. No fixed asset impairment charges were recorded for the year ended December 31, 2015.

Net Loss per Share
Net loss per share
Basic and diluted net loss per common share are calculated by dividing net loss by the weighted average number of shares outstanding during the period. Potentially dilutive shares, including outstanding stock options and unvested restricted stock units, are only included in the calculation of diluted net loss per share when their effect is dilutive.

Net Loss per Share
Basic and diluted net loss per common share is calculated by dividing net loss by the weighted average number of shares outstanding during the period. Potentially dilutive shares, including outstanding stock options and unvested restricted stock, are only included in the calculation of diluted net loss per share when their effect is dilutive.

New accounting pronouncements
Recent accounting pronouncements
In June 2018, the Financial Accounting Standards Board ("FASB") issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting. ASU 2018-07 is intended to reduce the cost and complexity and to improve financial reporting for non-employee share-based payments. The ASU expands the scope of Topic 718, Compensation-Stock Compensation (which currently only includes share-based payments to employees), to include share-based payments issued to non-employees for goods or services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned. This update is effective for annual and interim periods beginning after December 15, 2018 with early adoption permitted. Upon transition, entities will remeasure unsettled liability-classified awards and any unmeasured equity-classified awards for non-employees at fair value as of the adoption date. A cumulative-effect adjustment to retained earnings will be required as of the beginning of the fiscal year of adoption. We are currently assessing the impact ASU 2016-13 will have on our consolidated financial statements and footnote disclosures thereto.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230) - Restricted Cash. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years using a retrospective transition method to each period presented. The Company adopted this standard as of January 1, 2018 on a retrospective basis, which resulted in the recast of the prior reporting period in the statement of cash flows. For the six months ended June 30, 2018 and 2017, $0.8 million and $0.8 million, respectively, of restricted cash is included in the total of cash and restricted cash balance at the end of period. A reconciliation of cash and restricted cash from our condensed consolidated statement of cash flows to the amounts reported within our condensed consolidated balance sheet is also included in a table below our condensed consolidated statement of cash flows.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 requires changes in the presentation of debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies and distributions received from equity method investees. This update is effective for annual and interim periods beginning after December 15, 2017 using a retrospective transition method to each period presented. We adopted this standard as of January 1, 2018 with no material impact on our consolidated financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments. This may result in the earlier recognition of allowances for losses. The guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted. We are currently assessing the impact ASU 2016-13 will have on our consolidated financial statements and footnote disclosures thereto.
In February 2016, the FASB issued ASU No. 2016-02, Leases, which is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under ASU 2016-02, a lessee will be required to recognize assets and liabilities for both operating and financing leases with lease terms of more than 12 months. The amendment is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Early adoption is permitted. In July 2018, the FASB issued ASU 2018-11, Leases, to address two requirements of ASU 2016-02. ASU 2018-11 allows entities to recognize a cumulative-effect adjustment from the application of ASU 2016-02 to the opening balance of retained earnings in the period of adoption. In addition, ASU 2018-11 provides lessors with a practical expedient to not separate non-lease components from the associated lease component if certain conditions are met. We are currently assessing the impact ASU 2016-02 will have on our consolidated financial statements and footnote disclosures thereto.
ASU 2014-09, Revenue from Contracts with Customers, amends the guidance for accounting for revenue from contracts with customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and creates a new Topic 606, Revenue from Contracts with Customers. This guidance was effective for the Company on January 1, 2018. Two adoption methods are permitted: retrospectively to all prior reporting periods presented, with certain practical expedients permitted; or retrospectively with the cumulative effect of initially adopting the ASU 2014-09 recognized at the date of initial application. We adopted ASU 2014-09 effective January 1, 2018 and elected to adopt ASU 2014-09 using the modified retrospective approach and applied the standard only to contracts that had not yet been completed as of January 1, 2018. The impact under this methodology to our previously reported revenues is insignificant in the periods reported, and therefore the Company did not record a cumulative catch-up to deferred revenue and accumulated deficit upon adoption of the new standard on January 1, 2018.

In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718) - Scope of Modification Accounting. ASU 2017-09 clarifies the term modification and provides guidance on when to apply modification accounting, specifically when changes to the terms or conditions of a share-based payment occur. Entities should account for the effects of a modification unless all of the following conditions are met: (1) there is no change in the fair value of the award, (2) there is no change in the vesting conditions, and (3) there is no change in classification of the award as liability or equity. We adopted ASU 2017-09 for the period ending June 30, 2017, and the adoption of ASU 2017-09 did not have a material impact on our financial statements and the footnote disclosures thereto.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230) - Restricted Cash. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years using a retrospective transition method to each period presented. Early adoption is permitted. We do not believe the adoption of ASU 2016-18 will have a material impact on our consolidated financial statements.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 requires changes in the presentation of debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies and distributions received from equity method investees. This update is effective for annual and interim periods beginning after December 15, 2017 using a retrospective transition method to each period presented. Early adoption is permitted. We do not believe the adoption of ASU 2016-15 will have a material impact on our consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02, Leases, which is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under ASU 2016-02, a lessee will be required to recognize assets and liabilities for both operating and financing leases with lease terms of more than 12 months. In addition, ASU 2016-02 requires the use of the modified retrospective method, which will require adjustment to all comparative periods presented in the consolidated financial statements. The amendment is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Early adoption is permitted. We are currently assessing the impact ASU 2016-02 will have on our consolidated financial statements and footnote disclosures thereto.
In August 2015, the FASB issued ASU No. 2015-14 Revenue from Contracts with Customers, which defers the effective date of ASU No. 2014-09 by one year. ASU 2014-09 amends the guidance for accounting for revenue from contracts with customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and creates a new Topic 606, Revenue from Contracts with Customers. This guidance is now effective for fiscal years beginning after December 15, 2017, with early adoption permitted for annual periods beginning after December 15, 2016. Two adoption methods are permitted: retrospectively to all prior reporting periods presented, with certain practical expedients permitted; or retrospectively with the cumulative effect of initially adopting the ASU 2014-09 recognized at the date of initial application. We will adopt ASU 2015-14 as of January 1, 2018, using the modified retrospective approach and will apply the standard only to contracts that have not yet been completed as of the adoption date. We will report new disclosures required by this guidance within our Form 10-Q for the interim period ending March 31, 2018. The impact under this methodology to our previously reported revenues is insignificant in the periods reported, with no effect to reported revenues in the fiscal year ended December 31, 2017.